INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Revenues of Major Customers) (Details) - Revenue [Member]		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Customer A [Member]
Concentration Risk [Line Items]
Percentage		30.00%	35.00%	40.00%
Customer B [Member]
Concentration Risk [Line Items]
Percentage		12.00%	12.00%	13.00%
Customer C [Member]
Concentration Risk [Line Items]
Percentage	[1]	15.00%	14.00%	6.00%
Customer One [Member]
Concentration Risk [Line Items]
Percentage		8.00%	5.00%	6.00%
Customer Two [Member]
Concentration Risk [Line Items]
Percentage		7.00%	9.00%

[1]	Represents sales to two customers accounted for 7% and 8% of sales during 2017, to two customers accounted for 5% and 9% of sales during 2016 and to one customer accounted for 6% during 2015.